UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free High Yield Fund

Investor Class (PRFHX)

This semi-annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Investor Class	$35	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,404,308
Number of Portfolio Holdings	993

Portfolio Turnover Rate	6.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	0.5%
AA Rated	8.0
A Rated	11.1
BBB Rated	20.0
BB Rated and Below	15.1
Not Rated	44.8
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.9%
Transportation	13.7
Housing	7.1
Industrial & Pollution Control	7.1
Education	7.1
Special Tax	6.5
General Obligations - State	3.9
Water & Sewer	3.6
General Obligations - Local	2.1
Other	27.0

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.45% and lower the class’s total expense limit to 0.80%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F59-053 10/24

Tax-Free High Yield Fund

Investor Class (PRFHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free High Yield Fund

Advisor Class (PATFX)

This semi-annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Advisor Class	$52	1.01%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,404,308
Number of Portfolio Holdings	993

Portfolio Turnover Rate	6.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	0.5%
AA Rated	8.0
A Rated	11.1
BBB Rated	20.0
BB Rated and Below	15.1
Not Rated	44.8
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.9%
Transportation	13.7
Housing	7.1
Industrial & Pollution Control	7.1
Education	7.1
Special Tax	6.5
General Obligations - State	3.9
Water & Sewer	3.6
General Obligations - Local	2.1
Other	27.0

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.45% and lower the class’s total expense limit to 1.05%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F259-053 10/24

Tax-Free High Yield Fund

Advisor Class (PATFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free High Yield Fund

I Class (PTYIX)

This semi-annual shareholder report contains important information about Tax-Free High Yield Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - I Class	$28	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,404,308
Number of Portfolio Holdings	993

Portfolio Turnover Rate	6.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	0.5%
AA Rated	8.0
A Rated	11.1
BBB Rated	20.0
BB Rated and Below	15.1
Not Rated	44.8
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.9%
Transportation	13.7
Housing	7.1
Industrial & Pollution Control	7.1
Education	7.1
Special Tax	6.5
General Obligations - State	3.9
Water & Sewer	3.6
General Obligations - Local	2.1
Other	27.0

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.45%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F239-053 10/24

Tax-Free High Yield Fund

I Class (PTYIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFHX Tax-Free High Yield
Fund
–!
PATFX Tax-Free High Yield
Fund–
.
Advisor Class
PTYIX Tax-Free High Yield
Fund–
.
I Class

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 10.97 $ 10.64 $ 12.22 $ 12.32 $ 12.67 $ 11.81
Investment
activities
Net investment
income
(1)(2)
0.21 0.41 0.41 0.38 0.41 0.44
Net realized and
unrealized gain/
loss 0.29 0.32 (1.58) (0.10) (0.34) 0.86
Total from
investment
activities 0.50 0.73 (1.17) 0.28 0.07 1.30
Distributions
Net investment
income (0.21) (0.40) (0.40) (0.38) (0.41) (0.44)
Net realized gain — — (0.01) — (0.01) —
Total distributions (0.21) (0.40) (0.41) (0.38) (0.42) (0.44)
NET ASSET
VALUE
End of period $ 11.26 $ 10.97 $ 10.64 $ 12.22 $ 12.32 $ 12.67

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
4.61% 7.05% (9.64)% 2.21% 0.70% 11.14%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(4)
0.76% 0.76% 0.72% 0.72% 0.72%
Net expenses
after waivers/
payments by
Price Associates 0.67%
(4)
0.67% 0.67% 0.63% 0.62% 0.65%
Net investment
income 3.78%
(4)
3.81% 3.68% 2.99% 3.48% 3.56%
Portfolio turnover
rate 6.9% 11.6% 19.7% 11.8% 12.8% 5.1%
Net assets, end of
period (in millions) $1,786 $1,826 $1,949 $3,580 $3,915 $4,421
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 11.03 $ 10.70 $ 12.29 $ 12.39 $ 12.74 $ 11.88
Investment
activities
Net investment
income
(1)(2)
0.19 0.37 0.38 0.35 0.39 0.40
Net realized and
unrealized gain/
loss 0.30 0.32 (1.59) (0.11) (0.35) 0.85
Total from
investment
activities 0.49 0.69 (1.21) 0.24 0.04 1.25
Distributions
Net investment
income (0.19) (0.36) (0.37) (0.34) (0.38) (0.39)
Net realized gain — — (0.01) — (0.01) —
Total distributions (0.19) (0.36) (0.38) (0.34) (0.39) (0.39)
NET ASSET
VALUE
End of period $ 11.33 $ 11.03 $ 10.70 $ 12.29 $ 12.39 $ 12.74

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
4.50% 6.65% (9.89)% 1.90% 0.41% 10.70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.11%
(4)
1.12% 1.03% 1.03% 1.02% 1.03%
Net expenses
after waivers/
payments by
Price Associates 1.01%
(4)
1.02% 0.93% 0.94% 0.92% 0.98%
Net investment
income 3.43%
(4)
3.46% 3.43% 2.76% 3.27% 3.25%
Portfolio turnover
rate 6.9% 11.6% 19.7% 11.8% 12.8% 5.1%
Net assets, end
of period (in
thousands) $3,991 $4,552 $5,322 $7,637 $9,310 $15,243
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 10.96 $ 10.64 $ 12.22 $ 12.31 $ 12.67 $ 11.81
Investment
activities
Net investment
income
(1)(2)
0.22 0.42 0.42 0.39 0.43 0.45
Net realized and
unrealized gain/
loss 0.30 0.31 (1.58) (0.09) (0.36) 0.86
Total from
investment
activities 0.52 0.73 (1.16) 0.30 0.07 1.31
Distributions
Net investment
income (0.22) (0.41) (0.41) (0.39) (0.42) (0.45)
Net realized gain — — (0.01) — (0.01) —
Total distributions (0.22) (0.41) (0.42) (0.39) (0.43) (0.45)
NET ASSET
VALUE
End of period $ 11.26 $ 10.96 $ 10.64 $ 12.22 $ 12.31 $ 12.67

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
4.77% 7.07% (9.51)% 2.41% 0.71% 11.24%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.64%
(4)
0.65% 0.62% 0.60% 0.62% 0.63%
Net expenses
after waivers/
payments by
Price Associates 0.54%
(4)
0.55% 0.53% 0.51% 0.52% 0.56%
Net investment
income 3.90%
(4)
3.93% 3.84% 3.10% 3.57% 3.65%
Portfolio turnover
rate 6.9% 11.6% 19.7% 11.8% 12.8% 5.1%
Net assets, end
of period (in
thousands) $1,614,130 $1,508,922 $1,846,303 $1,942,439 $1,072,180 $1,344,330
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 32
United Airlines Holdings (1) — 13
Total Common Stocks (Cost $32) 45
MUNICIPAL SECURITIES 99.5%
ALABAMA  1.6%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,913
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  2,210 2,395
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,305
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(2) 2,925 1,638
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/43 (1)(2) 2,265 1,268
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.875%, 1/1/43 (1)(2) 1,585 888
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 7.50%, 1/1/47 (1)(2) 2,835 1,588
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,867
Mobile County IDA, AM/NS Calvert LLC Project, Series A,
5.00%, 6/1/54 (3) 3,675 3,819
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,168
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (4) 17,450 17,718
55,567
ARIZONA  1.4%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.90%, 1/1/37  2,180 2,122
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (4) 730 669
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (4) 1,265 1,077
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,065
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  930 931
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (4) 3,445 3,293

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (4) 2,375 2,409
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (4) 2,695 2,704
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (3)(4) 6,150 5,558
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,575
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 807
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 481
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,675 1,687
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (4) 2,380 2,113
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (4) 2,530 2,081
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (4) 2,865 2,311
Salt Verde Financial, 5.00%, 12/1/37  12,970 14,366
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,748
47,997
ARKANSAS  1.2%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (3)(4) 11,560 11,577
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (3)(4) 3,955 3,982
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (3) 5,985 6,292
Arkansas DFA, Green Bond, 7.375%, 7/1/48 (3)(4) 5,000 5,538
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (3)(4) 5,000 5,508
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (3) 7,875 7,914
40,811
CALIFORNIA  6.7%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,339
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,550 5,058
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series G, VRDN, 5.25%, 11/1/54 (Tender
4/1/30)  2,285 2,463
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (4) 18,325 12,754
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (4) 7,980 6,467

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (4) 2,300 1,724
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (4) 13,240 11,039
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (4) 9,600 9,220
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,614 2,732
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,916
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,545 1,630
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (4) 2,750 2,754
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,515 1,471
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,571
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (3) 4,605 4,237
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 9,210 9,380
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,981
California Municipal Fin. Auth., UCR North Dist. Phase 1,
5.00%, 5/15/49  2,375 2,450
California Municipal Fin. Auth., UCR North Dist. Phase 1,
5.00%, 5/15/52  1,980 2,038
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,105 2,219
California PFA, Enso Village Project, 2.375%, 11/15/28 (4) 690 676
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 595 565
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (4) 1,650 1,375
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (4) 1,500 1,150
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (4) 250 182
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 207
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 223
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 237
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 186
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,228
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 705
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 868
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,484
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 937

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,676
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,970 5,112
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4) 2,770 2,754
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,305
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 2,375 2,436
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4) 3,165 3,197
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 8,120 8,211
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 14,720 15,199
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,218
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,718
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 410
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,215
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (4) 6,165 5,209
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (4) 2,530 2,137
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (4) 2,835 2,404
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 13,605 11,103
CSCDA Community Improvement Auth., Jefferson Anaheim
Social Bonds, 3.125%, 8/1/56 (4) 2,200 1,700
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (4) 1,750 1,409
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (4) 6,207 4,859
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (4) 5,105 3,580
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (4) 2,485 1,986
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,975 2,672
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (4) 1,910 1,884
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (4) 2,500 1,825

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,539
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  98,225 11,424
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 322
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.467%, 7/1/27  3,015 3,020
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 2,396
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (4) 850 927
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (4) 1,290 1,403
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (5) 1,560 1,758
228,710
COLORADO  3.6%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  8,340 7,465
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,881
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO,
5.00%, 12/1/47  1,225 1,207
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  999 1,000
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,253
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%,
12/1/37  1,150 1,153
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%,
12/1/47  4,000 4,012
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%,
12/1/47  2,000 2,004
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4) 3,500 3,362
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (6) 2,650 3,001
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (4) 1,070 1,109
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (4) 1,200 1,254
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 480
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 583
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,080
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,542
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4) 1,145 858
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 2,350 1,603

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 3,285 2,203
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  750 751
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  6,990 6,996
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  11,325 11,331
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,356
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 501
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,601
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,190 1,223
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,216
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,003 3,937
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (4) 500 445
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (4) 5,270 4,600
Public Auth. for Colorado Energy, 6.25%, 11/15/28  4,770 5,043
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,447
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (4) 5,690 3,915
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,762
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,870
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 805
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,455 1,389
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 992
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  785 782
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 960
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,044
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,703
Univ. of Colorado Hosp. Auth., VRDN, 3.80%, 11/15/39  1,000 1,000
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32 (6) 595 649
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35 (6) 235 255
123,623
CONNECTICUT  1.6%
Connecticut Housing Fin. Auth., Series D-1, 4.85%, 11/15/59  5,015 5,156
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (4) 1,060 1,041
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (4) 1,260 1,201

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,954
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  2,870 2,291
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,210
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,025
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,320
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,079
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,452
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 8,144
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 5,151
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,880
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (1)(2)(7) 23,166 5,328
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (4) 550 494
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (4) 2,715 2,313
53,039
DELAWARE  1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 203
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,065
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,411
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 818
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 5,024
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 2,066
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,448
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,260 1,047
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,220 988
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 211
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 907
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,351
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,457
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,921
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  7,285 7,343
34,260

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA  2.1%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  41,185 9,314
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,820
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,408
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,552
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,296
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,314
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 4,061
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 9,188
District of Columbia, Methodist Home of D.C., Series A,
5.125%, 1/1/35  1,240 1,138
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  805 719
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (4) 900 805
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (4) 2,810 2,183
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/41 (4) 1,600 940
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/49 (4) 3,450 1,981
Metropolitan Washington Airports Auth., Airport System
Revenue & Refunding Bond, Series A, 5.00%, 10/1/46 (3) 3,000 3,136
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 12,110
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (6) 10,135 6,106
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,398
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 833
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,957
71,259
FLORIDA  4.7%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1) 190 143

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1) 7,480 4,957
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,855 1,895
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 916
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,745 6,745
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (3) 10,000 9,198
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 926
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 266
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,074
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 945
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,020
Capital Trust Agency, 4.00%, 6/15/41 (4) 1,790 1,551
Capital Trust Agency, 4.00%, 6/15/51 (4) 2,735 2,145
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (4) 7,220 7,235
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (4) 410 428
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (4) 655 688
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (4) 800 842
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (4) 2,550 2,561
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  565 530
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,055 896
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  2,310 1,929
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  755 755
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32  755 769
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  295 294
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  200 200
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,985 6,196
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,331
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,446
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (3) 5,130 4,541

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (3)(4) 8,900 9,142
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (4) 2,495 2,493
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (4) 9,850 9,592
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  4,000 4,084
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  875 895
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  1,000 1,024
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,795
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 9,095 8,716
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 698
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  1,100 1,105
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4) 225 234
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4) 240 248
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,880 2,942
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,703
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,170 1,185
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,335 2,345
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 815
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,397
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  1,375 1,403
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 564
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44 (8) 1,000 997
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  795 811
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,375 1,403
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,510 4,428
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  2,000 2,046
Orange County HFA, 4.00%, 10/1/52  4,605 4,357

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,593
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,640 1,651
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  100 101
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 251
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 385
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  365 369
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  700 721
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,250 1,290
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,108
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 1,040
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,529
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 5,259
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,113
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,726
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-2, STEP, 0.00%, 5/1/40  545 541
Tolomato Community Dev. Dist., Special Assessment,
Series 2015-3, 6.61%, 5/1/40 (1)(2) 640 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 669
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,498
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  2,000 2,047
160,735
GEORGIA  3.4%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (3) 6,650 7,286
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(2) 2,850 1,283
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(2) 13,765 6,194
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(2) 8,525 3,836

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 12/15/48 (4) 11,767 9,525
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 620 613
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(9) 1,625 1,526
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(9) 3,360 3,105
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(9) 4,250 3,853
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,824
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 2,375 2,180
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 6,730 5,643
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4) 2,730 2,727
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 2,180 2,122
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,022
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 1,220 1,161
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,196
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,250 3,799
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 2,645 2,675
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 13,030 12,361
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 160 162
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 1,215 1,258
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,980 2,032
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,215 1,247
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,987
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,819
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,915

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,165
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 2,745 2,784
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4) 2,210 2,240
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4) 8,705 8,706
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  6,000 6,176
116,422
GUAM  0.3%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,306
Guam Power Auth., Series A, 5.00%, 10/1/43  1,930 2,044
Guam Power Auth., Series A, 5.00%, 10/1/44  1,695 1,791
Territory of Guam, Series F, 4.00%, 1/1/42  850 829
8,970
IDAHO  0.6%
Power County IDC, FMC Project, 6.45%, 8/1/32 (3) 3,620 3,632
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (4) 4,700 4,978
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 11,696 10,955
19,565
ILLINOIS  5.1%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  9,495 9,516
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,067
Chicago, Series A, GO, 5.00%, 1/1/40  2,375 2,465
Chicago, Series A, GO, 5.50%, 1/1/35  3,165 3,393
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (6) 830 876
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (6) 900 947
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (10) 12,290 10,891
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (6) 11,245 9,226
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (3)(8) 4,275 4,643
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,530 2,776
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,279
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,229
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,716
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,524
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 3,017
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 2,074
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,302
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (3) 1,385 1,387

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,834
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,376
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,354
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (4) 1,000 1,085
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (4) 1,000 1,079
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (4) 1,195 1,270
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,094
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,231
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25) (11) 950 964
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25) (11) 2,575 2,613
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,115 2,138
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  3,955 3,975
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  910 925
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  630 640
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,310 2,334
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,195
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,380 1,433
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,170 1,270
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 621
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,285 8,581
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/30 (10) 3,040 2,416
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (10) 46,130 32,351
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 5,935 7,029
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (4) 3,100 3,103
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (4) 6,420 6,050
173,289
INDIANA  1.8%
East Chicago, USG Project, 5.50%, 9/1/28 (3) 1,405 1,362
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 9,140
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 7,423

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 438
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,672
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,286
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,464
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,709
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,364
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 11,040
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(3)(12) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 8,277
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (3) 3,915 3,922
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (3)(4) 1,480 1,520
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (3)(4) 3,000 3,098
62,715
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,030
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 928
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 940
2,898
KENTUCKY  1.9%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (3)(4) 1,945 1,927
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (3)(4) 6,270 6,160
Kenton County Airport Board, Series A, 5.25%, 1/1/49 (3) 825 882
Kenton County Airport Board, Series A, 5.25%, 1/1/54 (3) 2,500 2,668
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 2,141
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,514
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,496
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,256
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 3,012
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,860 1,558
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,638

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 4,094
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,467
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,155
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,182
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,146
66,296
LOUISIANA  1.1%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4) 1,900 1,932
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4) 2,220 2,239
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (3) 7,475 8,183
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (3)(4) 3,500 3,798
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (11) 4,355 4,486
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4) 1,310 1,328
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 4,190 4,664
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (4) 4,235 4,689
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 5,485 6,122
37,441
MARYLAND  5.1%
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.50%, 7/1/33  2,175 2,177
Anne Arundel County, Annapolis Area Christian School,
Series A, 6.75%, 7/1/43  4,575 4,577
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,248
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 16,809
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,209
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,519
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 4,106
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/25  410 414

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 1,900 1,923
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 2,010 2,029
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  765 725
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,611
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,695
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (3) 41,675 43,371
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,882
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 832
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 824
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,260
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 834
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 857
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,147
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,596
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,635
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 485
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,229
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,425 1,454
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  1,270 1,296
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,212
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,320
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,869
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,353

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,370 1,403
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 366
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,621
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (4) 1,385 1,392
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (4) 1,980 1,984
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,206
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,607
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 798
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 293
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,436
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,664
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 5,015
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 401
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 400
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,353
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,397
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,505
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 814
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 1,932
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 5,112
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,886
174,083
MASSACHUSETTS  0.6%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P,
5.45%, 5/15/59 (5) 2,000 2,212
Massachusetts Dev. Fin. Agency, Boston Univ., Series U-6C,
VRDN, 3.90%, 10/1/42  1,600 1,600
Massachusetts Dev. Fin. Agency, Children's Hosp. Issue,
Series U-2, VRDN, 3.80%, 3/1/48  600 600
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (4) 200 205
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (4) 1,100 1,120

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.625%, 7/15/36  480 480
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.75%, 7/15/43  2,600 2,602
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (4) 3,000 3,035
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (4) 5,290 5,323
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 2,026
19,203
MICHIGAN  1.1%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 792
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,423
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 11,865
Detroit, GO, 5.00%, 4/1/29  570 605
Detroit, GO, 5.00%, 4/1/30  555 588
Detroit, GO, 5.00%, 4/1/31  595 627
Detroit, GO, 5.00%, 4/1/32  670 704
Detroit, GO, 5.00%, 4/1/33  950 997
Detroit, GO, 5.00%, 4/1/37  2,280 2,376
Detroit, GO, 5.00%, 4/1/38  1,110 1,155
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,686
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 952
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 2,111
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 883
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,943
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,708
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,673
38,088
MINNESOTA  0.2%
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (4) 4,500 4,570
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 566
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 399

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 338
5,873
MISSOURI  2.0%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,350
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (3)(6) 1,980 1,881
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57 (3)(6) 10,000 9,304
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,528
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,236
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,165 2,745
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,685 1,651
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,816
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 12,231
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 779
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 531
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,217
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,588
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,633
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  570 535
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,959
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,210
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,975 3,995
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,757
Taney County IDA, 6.00%, 10/1/49 (4) 3,500 3,526
67,472
MONTANA  0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 512
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 4,975
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,062
10,549
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,203
1,203

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
NEVADA  0.5%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 331
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,628
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,343
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (6) 160 171
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  200 212
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  395 419
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (6) 80 85
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  395 408
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4) 9,500 1,353
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (3)(8) 4,175 4,433
17,383
NEW HAMPSHIRE  0.4%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 3,245 2,765
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (4) 1,245 1,247
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (4) 690 692
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (4) 2,725 2,730
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 647
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 607
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,903
13,591
NEW JERSEY  2.5%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,453
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,577
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (3)(13) 455 457
New Jersey Economic Dev. Auth., Barnabas Health, Series A,
Zero Coupon, 7/1/26 (10)(13) 1,980 1,880
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (4) 900 885
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (3) 2,125 2,141
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,820
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (3) 10,000 10,168

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,586
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 9,195
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 6,299
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (3) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (3) 1,385 1,385
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,273
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,615 2,863
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50  1,875 2,068
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 780
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 731
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,119
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 2,017
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  790 883
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  11,870 10,353
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,710 2,842
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/35  5,000 5,456
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/54  5,250 5,868
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  5,000 5,181
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 1,043
86,313
NEW YORK  4.6%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (4) 1,135 1,096
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (4) 1,260 1,153
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (4) 830 749
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 460 468
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)
(4) 100 100
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (3)
(4) 9,890 9,922

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (1)(4) 425 428
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (1)(4) 550 547
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (1)(4) 1,980 1,885
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 650 586
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (4) 13,110 12,970
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,642
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  6,375 7,073
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,759
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  21,735 5,979
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,857
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (1)(2)(4) 6,655 6,655
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (2) 13,414 4,017
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (6) 5,250 4,271
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
3.90%, 6/15/53  3,300 3,300
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,954
New York City, Fiscal 2018, Series B-5, GO, VRDN, 3.90%,
10/1/46  6,300 6,300
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (4) 1,000 1,002
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (4) 800 801
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (4) 800 797
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (4) 1,400 1,375
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 5,040 5,050
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 10,000 10,017
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  3,260 3,808

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Urban Dev., Personal Income Tax, 3.00%,
3/15/48  5,000 4,026
New York Transportation Dev., American Airlines, 3.00%,
8/1/31 (3) 2,375 2,223
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (3) 12,445 12,459
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (3) 4,945 5,198
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (3) 3,005 3,104
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/39 (3) 1,955 2,075
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/40 (3) 1,290 1,362
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (3) 1,290 1,357
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/42 (3) 1,290 1,350
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (3) 1,615 1,719
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (3) 2,535 2,703
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (3) 6,750 7,375
157,512
NORTH CAROLINA  1.9%
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 3.95%, 1/15/37  4,000 4,000
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,483
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (3)(6) 9,515 10,399
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,610
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,776
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,542
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,180 1,873
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,551
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 2,817
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 724

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 772
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 655
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 635
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,379
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 730
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 8,951
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,232
North Carolina Medical Care Commission, United Church
Homes, Series A, 5.00%, 9/1/37  1,660 1,660
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,510 4,575
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,926
63,290
OHIO  5.8%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  112,185 103,093
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,382
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,840
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,619
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,394
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  15,790 16,132
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 13,150
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  4,635 4,649
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  5,955 5,960
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,152
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,186
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,897
Ohio, Series A, 4.00%, 1/15/38  845 852
Ohio, Series A, 4.00%, 1/15/39  1,585 1,585
Ohio, Series A, 5.00%, 1/15/50  1,980 2,055
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  4,000 3,910
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (3)(4) 1,585 1,584
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (3)(4) 16,000 15,828

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4) 2,250 1,863
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,541
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,815
196,487
OKLAHOMA  1.5%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 5,474
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (4) 1,825 1,871
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (4) 1,400 1,450
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 4,775
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 69
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,558
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 9,264
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,579
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 11,079
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (3) 8,705 8,719
49,838
OREGON  0.4%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 402
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 398
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,085
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,147
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  3,800 4,026
Oregon State Fac. Auth., Peacehealth, Series B, VRDN, 3.80%,
8/1/34  4,805 4,805
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 4.00%, 11/15/26  180 177
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/31  275 271
Yamhill County Hosp. Auth., Friendsview Retirement
Community, Series A, 5.00%, 11/15/36  360 340
12,651
PENNSYLVANIA  4.8%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  960 961
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 257

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 284
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  535 575
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  875 945
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  630 679
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  595 639
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  670 716
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (4) 6,035 6,072
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 2,750 2,802
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 4,975 5,001
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4) 7,540 7,598
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (4) 7,125 7,144
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (4) 2,590 2,644
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,653
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,678
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (4) 3,140 2,995
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (4) 3,790 3,464
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (4) 3,330 3,015
Doylestown Hosp. Auth., 5.375%, 7/1/39 (4) 2,075 2,196
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/30 (Prerefunded 7/1/25) (11) 650 661
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/35 (Prerefunded 7/1/25) (11) 840 854
East Hempfield Township IDA, Student Services, Student
Housing, 5.00%, 7/1/47 (Prerefunded 7/1/25) (11) 5,935 6,035
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 925
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 966
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 1,022
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 201
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 790
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,127

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,770
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 5,126
Pennsylvania Economic DFA, 5.50%, 6/30/40 (3) 3,155 3,484
Pennsylvania Economic DFA, 5.50%, 6/30/41 (3) 1,840 2,023
Pennsylvania Economic DFA, 5.50%, 6/30/43 (3) 1,840 2,007
Pennsylvania Economic DFA, 5.75%, 6/30/48 (3) 10,865 11,912
Pennsylvania Economic DFA, 6.00%, 6/30/61 (3) 7,800 8,650
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 9,120 10,020
Pennsylvania Economic DFA, Covanta Project, 3.25%,
8/1/39 (3)(4) 3,265 2,675
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (3) 6,905 6,914
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%,
4.393%, 7/1/39 (5) 6,650 6,191
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (6) 10,000 9,690
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,962
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 4,070
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 810
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,423
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,566
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  2,840 2,503
161,695
PUERTO RICO  10.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 28,385 17,954
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 14,095 9,021
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 13,236 6,949
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (4) 4,190 3,974
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (4) 2,150 2,271
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (4) 1,105 1,161
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 5,975 5,667
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (4) 2,030 1,872
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (4) 2,675 2,697
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 2,740 2,851

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (4) 2,865 3,006
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 10,000 10,550
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 9,495 9,937
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 6,765 7,149
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 18,445 18,788
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (4) 9,115 8,406
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (4) 2,780 2,803
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 3,525 3,698
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 13,520 14,203
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,570
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 10,883
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,821
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 11,523
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  6,748 6,405
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  668 673
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,794
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  18,721 20,728
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)
(15) 4,780 2,569
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)
(15) 95 51
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)
(15) 8,215 4,416
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(15) 1,145 615
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(15) 3,955 2,126
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(15) 1,605 863

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(15) 135 73
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(15) 1,600 860
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(15) 2,300 1,236
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(15) 2,745 1,475
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(15) 470 253
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(15) 1,810 973
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(15) 610 328
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(15) 730 392
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(15) 95 51
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(15) 455 245
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(15) 390 210
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(15) 3,955 2,126
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(15) 165 89
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(15) 3,466 1,863
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(15) 790 425
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(15) 1,135 610
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(15) 110 59
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(15) 195 105
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(15) 1,960 1,053
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(15) 155 83
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(15) 1,460 785
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(15) 420 226
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(15) 169 91

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(15) 3,820 2,053
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 59
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  19,070 18,889
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,840 4,859
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 8,011
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 7,929
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  181,265 60,785
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  20,231 4,938
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,980 1,955
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,264
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,715
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 2,098
350,160
RHODE ISLAND  0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 9,960 3,984
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,972
7,956
SOUTH CAROLINA  0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 5,826 3,445
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 25,626 7,624
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 44,029 6,097
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 3,113 1,365
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 17,627 1,694
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 1,749 75
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 850 85
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(3)(4) 5,035 504
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(3)(4) 10,115 1,012

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(2) 1,585 1,268
23,169
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,136
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,216
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,081
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,509
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 5,227
10,169
TENNESSEE  0.8%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,199
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (9) 2,600 2,730
Metropolitan Government Nashville & Davidson County Health
& Ed. Fac. Board, 5.25%, 5/1/53  3,850 4,168
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (3) 2,680 2,906
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (4) 1,500 1,546
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 391
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 885
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,468
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,705
26,998
TEXAS  7.0%
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (4) 1,320 1,317
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.00%,
6/15/64 (4) 3,650 3,651
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 718
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,674
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,337
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,688
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,509

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,840
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 397
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 915
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,782
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,511
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (3) 920 972
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (3) 3,935 4,222
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  95 102
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,165 3,351
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.125%,
8/15/49  4,100 3,986
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  12,665 12,847
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (4) 255 212
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 1,049
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50 (4) 1,375 1,121
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,401
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,956
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (3) 11,005 11,008
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/38  405 405
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 404
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,356
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 1,002
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 840
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 836
Houston Airport System, Series B-1, 5.00%, 7/15/35 (3) 7,560 7,591
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (3) 1,620 1,568
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41 (3) 3,955 3,828
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,112

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,333
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,185
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,827
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,647
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 15,395 15,411
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 441
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 456
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 481
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 445
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,122
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,040
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,117
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,125
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 6,267
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK) (1)(7) 5,633 2,119
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Collage
Station, 5.00%, 4/1/46 (6) 12,385 12,386
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  4,630 4,633
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (11) 395 399
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (11) 1,205 1,219
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (11) 4,765 4,819
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,698
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%,
11/15/36 (Prerefunded 11/15/24) (11) 435 445
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%,
11/15/46 (Prerefunded 11/15/24) (11) 1,225 1,253
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 361
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 676
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 655
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 788
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 367

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 783
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 782
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,144
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,506
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27) (11) 1,345 1,426
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27) (11) 1,585 1,681
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (9) 7,445 5,800
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (3)(4) 900 803
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (3)(4) 1,980 1,631
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 2,645 2,587
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (3)(4) 6,255 6,178
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (3)(4) 2,000 2,124
Seagoville, Santorini Public Improvement District Project,
6.00%, 9/15/44 (4) 1,020 1,032
Seagoville, Santorini Public Improvement District Project,
7.00%, 9/15/54 (4) 3,000 3,004
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(12) 1,283 35
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(12) 6,750 182
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1)(2) 5,878 3,703
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (3) 3,000 3,052
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (3) 18,150 19,803
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  8,745 8,931
237,410
UTAH  1.6%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (4) 6,325 6,540
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (4) 1,125 1,163

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (4) 3,900 4,040
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,614
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,357
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,228
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 6,336
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (3) 2,765 2,828
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (3) 14,605 15,237
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (4) 10,115 9,748
53,091
VIRGINIA  3.5%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,362
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  1,050 937
Botetourt County, Residential Care Fac., Glebe, Series A,
6.00%, 7/1/34  5,775 5,781
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  5,960 6,188
James City County Economic Dev. Auth. Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  1,250 1,254
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,892
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 3,180
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,740
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  4,945 4,952
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,278
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,315
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 810
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,080
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,992
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4) 4,750 4,229
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 1,090 1,084
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4) 1,430 1,411
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/25 (4) 1,140 1,134

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (4) 3,750 3,682
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (4) 1,000 966
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (4) 2,460 2,190
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40 (3) 1,150 1,108
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (3) 2,140 2,043
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (3) 1,025 971
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (3) 10,000 9,194
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35 (3) 3,530 3,773
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (3) 845 902
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (3) 1,875 1,990
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (3) 3,000 2,426
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (3) 3,080 3,050
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (3) 3,820 3,768
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (3) 1,000 958
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project,
5.00%, 12/31/57 (3) 2,995 3,104
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (3) 8,705 8,846
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (3) 15,865 16,072
119,662
WASHINGTON  1.4%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,105
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 4,187
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  5,975 5,995
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (4) 830 713
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (4) 2,300 1,799

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (4) 920 701
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (4) 175 170
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (4) 225 226
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (4) 650 643
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (4) 1,660 1,522
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4) 2,575 2,357
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4) 5,330 4,739
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 4,002
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  6,335 6,806
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,242 1,139
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,060 5,750
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 4,925 4,335
47,189
WEST VIRGINIA  0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (4) 1,665 1,489
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (4) 1,150 1,119
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 1,940 1,985
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 1,940 1,983
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 1,051
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,294
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (3) 2,375 2,381
11,302
WISCONSIN  3.5%
PFA, Celanese, Series B, 5.00%, 12/1/25 (3) 4,750 4,809
PFA, Celanese, Series C, 4.30%, 11/1/30 (3) 3,955 3,966
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,972
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (4) 1,000 1,048
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (4) 1,650 1,729

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (4) 1,850 1,938
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (4) 4,000 4,350
PFA, Church Home of Hartford, 5.00%, 9/1/30 (4) 630 630
PFA, Church Home of Hartford, 5.00%, 9/1/38 (4) 1,365 1,365
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (4) 585 569
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (4) 790 757
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (4) 3,650 3,290
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (4) 2,085 1,933
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (4) 535 554
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (4) 2,515 2,588
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (4) 1,670 1,678
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (4) 265 255
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (4) 560 538
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (4) 1,145 1,022
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (4) 325 341
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (4) 100 105
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (4) 375 395
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,883
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,439
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (4) 435 441
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (4) 965 965
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (4) 1,820 1,792
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,557
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,327
PFA, National Gypsum, 4.00%, 8/1/35 (3) 16,170 15,832
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (4) 4,520 3,303
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (2)(4) 2,090 1,814
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (4)(8) 4,325 4,312
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (4) 5,055 5,118
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (4) 5,055 4,774
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (3) 5,150 4,435
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (3) 12,930 10,766
PFA, Southminster, 5.00%, 10/1/43 (4) 1,780 1,787
PFA, Southminster, 5.00%, 10/1/48 (4) 1,585 1,564
PFA, Southminster, 5.00%, 10/1/53 (4) 4,560 4,419
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (4) 2,190 1,939

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (4) 1,215 1,037
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (4) 4,385 3,983
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 873
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,256
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,678
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 598
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 567
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 456
120,402
Total Municipal Securities (Cost $3,547,739) 3,386,336
Total Investments in Securities
99.5% of Net Assets
(Cost $3,547,771) $ 3,386,381
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $832,634 and represents 24.5% of net assets.
(5) Insured by Assured Guaranty Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) When-issued security
(9) Insured by Build America Mutual Assurance Company
(10) Insured by National Public Finance Guarantee Corporation
(11) Prerefunded date is used in determining portfolio maturity.
(12) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(15) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,547,771) $ 3,386,381
Interest and dividends receivable 36,499
Receivable for investment securities sold 1,980
Receivable for shares sold 1,616
Cash 70
Other assets 75
Total assets 3,426,621
Liabilities
Payable for investment securities purchased 14,408
Payable for shares redeemed 3,701
Investment management fees payable 1,408
Due to affiliates 78
Payable to directors 2
Other liabilities 2,716
Total liabilities 22,313
NET ASSETS $ 3,404,308

T. ROWE PRICE Tax-Free High Yield Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (324,045)
Paid-in capital applicable to 302,344,992 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,728,353
NET ASSETS $ 3,404,308
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,786,187; Shares outstanding:
158,622,420) $ 11.26
Advisor Class
(Net assets: $3,991; Shares outstanding: 352,285) $ 11.33
I Class
(Net assets: $1,614,130; Shares outstanding:
143,370,287) $ 11.26

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Income
.
  Interest $ 75,180
Dividend 3
Total income 75,183
Expenses
Investment management 9,882
Shareholder servicing
Investor Class $ 1,371
Advisor Class 5
I Class 176 1,552
Rule 12b-1 fees
Advisor Class 5
Prospectus and shareholder reports
Investor Class 31
Advisor Class 1
I Class 18 50
Interest 186
Legal and audit 146
Custody and accounting 120
Registration 70
Directors 6
Miscellaneous 13
Waived / paid by Price Associates (1,623)
Total expenses 10,407
Net investment income 64,776
Realized and Unrealized Gain / Loss –
Net realized loss on securities (12,334)
Change in net unrealized gain / loss on securities 100,036
Net realized and unrealized gain / loss 87,702
INCREASE IN NET ASSETS FROM OPERATIONS $ 152,478

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 64,776 $ 132,460
Net realized loss (12,334) (72,429)
Change in net unrealized gain / loss 100,036 173,874
Increase in net assets from operations 152,478 233,905
Distributions to shareholders
Net earnings
Investor Class (33,969) (71,729)
Advisor Class (73) (165)
I Class (29,956) (58,752)
Decrease in net assets from distributions (63,998) (130,646)
Capital share transactions
*
Shares sold
Investor Class 190,616 660,371
Advisor Class 149 79
I Class 144,346 300,989
Distributions reinvested
Investor Class 26,170 58,319
Advisor Class 73 165
I Class 20,850 39,365
Shares redeemed
Investor Class (304,116) (897,519)
Advisor Class (893) (1,154)
I Class (101,063) (724,825)
Decrease in net assets from capital share
transactions (23,868) (564,210)

T. ROWE PRICE Tax-Free High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Net Assets
Increase (decrease) during period 64,612 (460,951)
Beginning of period 3,339,696 3,800,647
End of period $ 3,404,308 $ 3,339,696
*Share information (000s)
Shares sold
Investor Class 17,225 62,700
Advisor Class 13 8
I Class 13,017 28,440
Distributions reinvested
Investor Class 2,369 5,481
Advisor Class 6 15
I Class 1,887 3,696
Shares redeemed
Investor Class (27,497) (84,854)
Advisor Class (80) (107)
I Class (9,153) (68,101)
Decrease in shares outstanding (2,213) (52,722)

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The fund has three classes of shares: the Tax-Free High Yield Fund (Investor Class), the Tax-Free High Yield
Fund–Advisor Class (Advisor Class) and the Tax-Free High Yield Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Tax-Free High Yield Fund

penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.

T. ROWE PRICE Tax-Free High Yield Fund

as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Tax-Free High Yield Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 3,386,336 $ — $ 3,386,336
Common Stocks 45 — — 45
Total $ 45 $ 3,386,336 $ — $ 3,386,381

T. ROWE PRICE Tax-Free High Yield Fund

and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $229,084,000 and
$238,073,000, respectively, for the six months ended August 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$167,093,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,547,933,000. Net unrealized loss aggregated $161,552,000 at period-end, of which $58,739,000 related to appreciated investments and $220,291,000 related to depreciated investments.

T. ROWE PRICE Tax-Free High Yield Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2024, the effective annual group fee rate was 0.29%. Effective July 1, 2019, Price
Associates has contractually agreed, at least through April 30, 2026, to waive a portion of its management fee in order to limit the fund’s management fees to 0.49% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated or modified by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $1,623,000 and allocated ratably in the amounts of $875,000 for the Investor Class, $2,000 for the Advisor Class, and $746,000 for the I Class,
for the six months ended August 31, 2024.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Tax-Free High Yield Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $395,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.94% 1.19% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Tax-Free High Yield Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2024.
NOTE 6 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the U.S.
borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and
$250 million is available to the U.S. tax-free high yield borrowers, on a first-
come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight
Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or
(c) the Overnight Bank Funding Rate plus an applicable margin. At August 31,
2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health

T. ROWE PRICE Tax-Free High Yield Fund

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
NOTE 8 - SUBSEQUENT EVENT
Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.45% and lower the
Investor Class and Advisor Class total expense limits to 0.80% and 1.05%, respectively.

T. ROWE PRICE Tax-Free High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Tax-Free High Yield Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that limit the overall management fee rate that is paid by the fund and require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), fourth quintile (Expense Universe), and fifth quintile (Advisor Class Expense
Group); and the fund’s total expenses ranked in the fifth quintile (Investor Class
Expense Group and Expense Universe) and first quintile (Advisor Class Expense
Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F59-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024